Liabilities related to associates and joint ventures	12 Months Ended
Dec. 31, 2020
Liabilities related to associates and joint ventures
Liabilities related to associates and joint ventures

24.   Liabilities related to associates and joint ventures

In November 2015, the Fundão tailings dam owned by Samarco Mineração S.A. (Samarco) failed, releasing tailings downstream, flooding certain communities and causing impacts on communities and the environment along the Doce river. The rupture resulted in 19 fatalities and caused property and environmental damage to the affected areas. Samarco is a joint venture equally owned by Vale S.A. and BHP Billiton Brasil Ltda. ("BHPB").

In June 2016, Samarco, Vale and BHPB created the Fundação Renova, a not-for-profit private foundation, to develop and implement (i) social and economic remediation and compensation programs and (ii) environmental remediation and compensation programs in the region affected by the dam rupture.

The creation of Fundação Renova was provided for under the agreement for settlement and conduct adjustment (the “Framework Agreement”) signed in March 2016 by Vale, BHPB, Samarco, the Brazilian federal government, the two Brazilian states affected by the rupture (Minas Gerais and Espírito Santo) and other governmental authorities.

In June 2018, Samarco, Vale and BHPB entered into a comprehensive agreement with the offices of the federal and state (Minas Gerais and Espírito Santo) prosecutors, public defenders and attorney  general, among other parties, improving the governance mechanism of Fundação Renova and  establishing, among other things, a process for potential revisions to the remediation programs provided under the Framework Agreement based on the findings of experts hired by Samarco to advise the MPF (Federal Prosecutor’s Office) over a two-year period (the “June 2018 Agreement”).

Under the Framework Agreement, the June 2018 Agreement and Renova’s by-laws, Fundação Renova must be funded by Samarco, but to the extent that Samarco is unable to fund, Vale and BHPB must ratably bear the funding requirements Under the Framework Agreement. As Samarco is currently unable to resume its activities, we and BHPB have been funding the Fundação Renova and also providing funds directly to Samarco, to preserve its operations and to support Samarco’s funding obligations.

Samarco has been gradually resuming its operations since December 2020.

Renova Foundation

During 2020, the Renova Foundation updated the premises used in the preparation of the estimate of the costs necessary for the execution of the 42 repair and compensation programs. This periodic review resulted in an additional provision of US$1,069, which corresponds to the Company's proportional responsibility with Renova Foundation.

Germano Dam

In addition to the Fundão tailings dam, Samarco owns the Germano dam, which was also built under the upstream method and has been inactive since the Fundão dam rupture. Due to the new safety requirements set by ANM, Samarco prepared a project for the de-characterization of this dam, resulting in a provision for the de-characterization of the Germano tailings dam, which was recognized by the Company in 2019. During 2020, the Company recorded an additional provision of US$26, equivalent to 50% of the estimated costs to carry out the project for the de-characterization of this structure.

Movements during the year

	2020	2019
Balance at January 1,	1,700	1,121
Provision	1,095	758
Disbursements	(394)	(315)
Present value valuation	64	200
Translation adjustment	(391)	(64)
Balance at December 31,	2,074	1,700

	December 31, 2020	December 31, 2019
Current liabilities	876	516
Non-current liabilities	1,198	1,184
Liabilities	2,074	1,700

Samarco’s working capital

In addition to the provision, Vale S.A. made available in the year ended December 31, 2020 and 2019, the amount of US$166 and US$102, respectively, which was fully used to fund Samarco’s working capital. This amount was recognized in Vale´s income statement as an expense in “Equity results and other results in associates and joint ventures”.

During 2021, Vale S.A. may provide a short-term credit facility up to US$85 to support the Samarco’s cash needs, without any binding obligation to Samarco. The availability of funds by the shareholders–Vale S.A. and BHP–is subject to the fulfillment of certain conditions, being deliberated by the shareholders, in the same bases and concomitantly, if required.

Summarized financial information

The summarized financial information of Samarco are as follows. The stand-alone financial statements of these entity may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies.

	December 31, 2020	December 31, 2019
Current assets	87	34
Non-current assets	4,582	3,940
Total assets	4,669	3,974

Current liabilities	8,370	6,990
Non-current liabilities	6,385	5,527
Total liabilities	14,755	12,517
Negative reserves	(10,086)	(8,543)

Loss for the year ended	(1,160)	(4,125)

Contingencies related to Samarco accident

These proceedings include public civil actions brought by Brazilian authorities and multiple proceedings involving claims for significant amounts of damages and remediation measures. The Company expects the Framework Agreements to represent the settlement of the public civil action brought by the MPF and other related proceedings. There are also putative securities class actions in the United States against Vale and some of its current and former officers and a criminal proceeding in Brazil. The main updates regarding the lawsuits in the year were as follows:

(i) Public Civil Action filed by the Federal Government and others and public civil action filed by the Federal Public Ministry ("MPF")

The Framework Agreement established a possible renegotiation of Renova Foundation's reparation programs upon the completion of studies carried by specialist engaged by the Public Prosecutor's Office in this process. The studies of the aforementioned specialists have not yet been concluded and, therefore, these negotiations have not started. In October 2020, MPF required the continuance of its public civil action of US$27.5 billion (R$155 billion) due to a deadlock in the hiring of Technical Assistants. The request will still be analyzed by the Judge of the 12th Federal Court after a statement by Samarco and its shareholders Vale and BHP. Depending on the conclusion of those experts and the decision to be issued in this regard, the Company may recognize additional provisions to comply with the requirements set the Framework Agreement.

(ii) Class Action in the United States

In March 2017, the holders of securities issued by Samarco Mineração S.A. filed a potential collective action in the New York Federal Court against Samarco, Vale, BHP Billiton Limited, BHP Billiton PLC and BHP Brasil Ltda. based on U.S. Federal Securities laws, which was dismissed without prejudice, in June 2019. In December 2019 the plaintiffs filed a Notice of Appeal to the NY Court of Appeals.

In January 2021, it was held a hearing before the Second Circuit of the New York State Court of Appeals. A ruling on the case is now expected to be issued, with no term for it to occur. Based on the assessment of the Company´s legal consultants, Vale has good arguments to oppose the appeal. Therefore, the expectation of loss of this case is classified as possible. However, considering the phase of the potential class action, it is not possible at this time to reliably estimate the amount of an eventual loss.

(iii) Class action filed by holders of American Depositary Receipts

Vale and some of its executives have been named as defendants in class actions relating to securities before the New York Federal Court, filed by investors holding American Depositary Receipts ("ADRs") issued by the Company, based on the U.S. Federal Securities laws. In June 2020, the case was closed as a result of the agreement reached by the parties, whereby the defendants agreed to pay the amount of US$25, which was accepted by the Court. This amount was recognized in income as "Equity in earnings of affiliates and joint ventures.

(iv) Criminal proceeding

In September 2019, the federal court of Ponte Nova dismissed all criminal charges against Vale representatives relating to the first group of charges, which concerns the results of the Fundão dam failure, remaining only the legal entity in the passive pole.  The second group of charges against Vale S.A. and one of the Company’s employees, which concerns the accusation of alleged crimes committed against the Environmental Public Administration, remained unchanged. In March 2020, the judge scheduled a number of hearings to collect defense witnesses’ testimonies and intent letters were issued for the same purpose, but due to the new coronavirus pandemic, all hearings in the country which were previously scheduled to take place in April have been cancelled by an express determination from the National Justice Council. In July 2020, the Federal Court of the 1st Region denied an appeal presented by Vale and rejected the claim to recognize the state of limitation to keep the company within the criminal process. In October 2020, the criminal action was scanned and transferred to electronic processing. Additionally, the scheduling of hearings for the deposition of defense witnesses began in some cities, which received the letter precatory from Ponte Nova. The Company cannot estimate when a final decision on the case will be issued.

Insurance

Since the Fundão dam rupture, the Company has been negotiating with insurers the indemnification payments based on its general liability policies. During 2020 and 2019, the Company received payments in the amount of US$17 and US$109, respectively, and recognized a gain in the income statement as “Equity results and other results in associates and joint ventures”.

Critical accounting estimates and judgments

Under Brazilian legislation and the terms of the joint venture agreement, the Company does not have an obligation to provide funding to Samarco. Accordingly, the Company’s investment in Samarco was fully impaired and no provision was recognized in relation to the Samarco’s negative equity.

The provision related to Renova Foundation requires the use of assumptions that may be mainly affected by: (i) changes in scope of work required under the Framework Agreement as a result of further technical analysis and the ongoing negotiations with the Federal Prosecution Office, (ii) resolution of uncertainty in respect of the resumption of Samarco´s operations; (iii) updates of the discount rate; and (iv) resolution of existing and potential legal claims.

Moreover, the main critical assumptions and estimates applied in the Germano dam provision considers, among others: (i) volume of the waste to be removed based on historical data available and interpretation of the enacted laws and regulations; (ii) location availability for the tailings disposal; and (iii) acceptance by the authorities of the proposed engineering methods and solution.

As a result, future expenditures may differ from the amounts currently provided and changes to key assumptions could result in a material impact to the amount of the provision in future reporting periods. At each reporting period, the Company reassess the key assumptions used by Samarco in the preparation of the projected cash flows and adjust the provision, if required.